Document and Entity Information	Jan. 09, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2026
Entity File Number	001-34584
Entity Registrant Name	HARBOR DIVERSIFIED, INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	13-3697002
Entity Address Address Line 1	5601 W. Grande Market Drive
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Appleton
Entity Address State Or Province	WI
Entity Address Postal Zip Code	54913
City Area Code	920
Local Phone Number	749-4188
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000899394
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	W6390 Challenger Drive
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Appleton
Entity Address State Or Province	WI
Entity Address Postal Zip Code	54914